Segment Reporting - Additional Informations (Details) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) segment	Jun. 30, 2025 USD ($)	Dec. 31, 2025 segment
Segment Reporting [Abstract]
Number of reportable segment | segment			1		1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]			srt:ChiefExecutiveOfficerMember		swmr:ChiefOperatingDecisionMakerMember
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description			The Company’s chief operating decision maker (“CODM”) is its Chief Executive Officer (Global) (following the management realignment described in Note 16, its President and Chief Executive Officer (U.S.)), who reviews financial information presented on a consolidated basis to assess performance and allocate resources. The CODM uses consolidated net loss, as reported on the Condensed Consolidated Statements of Operations and Comprehensive Loss, as the measure of segment profit or loss.		allocates resources based on cash resources and operating expense projections. The measure of segment assets is reported on the consolidated balance sheet as total assets.
Change in fair value of derivative	$ 0.3		$ 0.3
Other income	$ 0.2	$ 0.9	$ 0.3	$ 0.9